UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Savitr Capital, LLC
Address: One Market Plaza
         Steuart Tower, Suite 1400
         San Francisco, CA  94105

13F File Number:  28-0001442757

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Farida Udaipurwala
Title:     Chief Operating Officer
Phone:     415-430-4288

Signature, Place, and Date of Signing:

  /s/ Farida Udaipurwala     San Francisco, CA     May 08, 2012

Report Type (Check only one.):

[X]         13F HOLDINGS REPORT.

[ ]         13F NOTICE.

[ ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    50

Form 13F Information Table Value Total:    $86,394 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.


NONE

                                                     FORM 13F INFORMATION TABLE
								VALUE	SHARES	SH/	PUT/	INVSTMT	OTHER       VOTING AUTHORITY
Name of Issuer			Title of Class	CUSIP		(x1000) PRN AMT	PRN	CALL	DSCRETN	MANAGERS    SOLE SHARED NONE
ACE LTD				SHS		H0023R105	611	8349	SH		SOLE		    8349
AES CORP			COM		00130H105	2157	165000	SH		SOLE		    165000
AGRIUM INC			COM		008916108	3455	40000	SH		SOLE		    40000
AMEREN CORP			COM		023608102	1199	36800	SH		SOLE		    36800
AMERESCO INC			CL A		02361E108	3372	248888	SH		SOLE		    248888
AMERICAN AXLE & MFG HLDGS IN    COM	    	    024061103	    1118    95500   SH		    SOLE	        95500
AMERICAN CAPITAL AGENCY CORP	COM		02503X105	443	15000	SH		SOLE		    15000
APACHE CORP			COM		037411105	1507	15000	SH		SOLE		    15000
BORGWARNER INC			COM		099724106	1265	15000	SH		SOLE		    15000
CABOT OIL & GAS CORP	    COM	    	    127097103	    2257    72400   SH		    SOLE		72400
CF INDS HLDGS INC		COM		125269100	5388	29500	SH		SOLE	            29500
CHICAGO BRIDGE & IRON CO N V    NYREGISTRYSH    167250109	    1080    25000   SH		    SOLE		25000
CHINA HYDROELECTRIC CORP	SPONSORED ADR	16949D101	322	159384	SH		SOLE		    159384
CISCO SYS INC			COM		17275R102	2855	135000	SH		SOLE		    135000
CODEXIS INC			COM		192005106	237	64822	SH		SOLE		    64822
CONSOLIDATED EDISON INC		COM		209115104	900	15400	SH		SOLE		    15400
COVANTA HLDG CORP		COM		22282E102	2960	182400	SH		SOLE		    182400
CROCS INC			COM		227046109	523	25000	SH		SOLE		    25000
CYS INVTS INC			COM		12673A108	524	40000	SH		SOLE		    40000
DELPHI AUTOMOTIVE PLC		SHS		G27823106	2212	70000	SH		SOLE		    70000
DEVON ENERGY CORP NEW		COM		25179M103	2475	34800	SH		SOLE		    34800
DOMINION RES INC VA NEW		COM		25746U109	2048	40000	SH		SOLE		    40000
DTE ENERGY CO			COM		233331107	1101	20000	SH		SOLE		    20000
DUKE ENERGY CORP NEW		COM		26441C105	945	45000	SH		SOLE		    45000
ELSTER GROUP SE			SPONSORED ADR	290348101	2223	140600	SH		SOLE		    140600
ENERGY TRANSFER EQUITY L P	COM UT LTD PTN	29273V100	1428	35427	SH		SOLE		    35427
FLUOR CORP NEW			COM		343412102	2402	40000	SH		SOLE		    40000
GENERAL ELECTRIC CO		COM		369604103	3111	155000	SH		SOLE		    155000
GLOBAL CASH ACCESS HLDGS INC	COM		378967103	195	25000	SH		SOLE		    25000
JOHNSON CTLS INC		COM		478366107	1000	30800	SH		SOLE		    30800
MAXWELL TECHNOLOGIES INC	COM		577767106	2347	128027	SH		SOLE		    128027
MONSANTO CO NEW			COM		61166W101	1595	20000	SH		SOLE		    20000
MOSAIC CO NEW			COM		61945C103	2765	50000	SH		SOLE		    50000
MYR GROUP INC DEL		COM		55405W104	2303	128961	SH		SOLE		    128961
NOBLE ENERGY INC		COM		655044105	2933	30000	SH		SOLE		    30000
PINNACLE WEST CAP CORP		COM		723484101	1189	24823	SH		SOLE		    24823
QUANTA SVCS INC			COM		74762E102	4634	221700	SH		SOLE		    221700
QUESTAR CORP			COM		748356102	1086	56406	SH		SOLE		    56406
REGENCY ENERGY PARTNERS L P	COM UNITS L P	75885Y107	1721	70000	SH		SOLE		    70000
RENTECH NITROGEN PARTNERS L	COM UNIT	760113100	555	20000	SH		SOLE		    20000
ROSE ROCK MIDSTREAM L P		COM U REP LTD	777149105	1395	58500	SH		SOLE		    58500
SCHWEITZER-MAUDUIT INTL INC	COM		808541106	1381	20000	SH		SOLE		    20000
SOLAZYME INC			COM		83415T101	2007	137203	SH		SOLE		    137203
SPRINT NEXTEL CORP		COM SER 1	852061100	200	70000	SH		SOLE		    70000
TENNECO INC			COM		880349105	2415	65000	SH		SOLE		    65000
TITAN MACHY INC			COM		88830R101	1238	43900	SH		SOLE		    43900
TRW AUTOMOTIVE HLDGS CORP	COM		87264S106	2090	45000	SH		SOLE		    45000
TWO HBRS INVT CORP		COM		90187B101	761	75000	SH		SOLE		    75000
WISCONSIN ENERGY CORP		COM		976657106	1407	40000	SH		SOLE		    40000
XCEL ENERGY INC			COM		98389B100	1059	40000	SH		SOLE		    40000